Leases - Summary of information about leases in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Interest on lease liabilities	£ (23)	£ (25)	£ (27)
Expenses relating to short-term leases	0
Depreciation of right-of-use assets	(39)	(45)	(49)
Impairment of right-of-use assets	£ (2)	£ (34)	£ (119)